Sep. 30, 2019
Putnam RetirementReady 2055 Fund
Fund Summary
Investments, risks, and performance
Investments
The following table presents your fund’s approximate asset allocations as of September 30, 2019 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	2060	2055	2050	2045	2040	2035	2030	2025	2020	Lifestyle 1
Putnam Dynamic Asset
Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset
Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic
Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Government
Money Market Fund	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Fixed Income
Absolute Return Fund	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Putnam Multi-Asset
Absolute Return Fund	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Equity**	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
Fixed Income**	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Absolute Return**	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; assumptions that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Investment Management, LLC (Putnam Management) will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Prospectus Supplement	September 30, 2019
Putnam RetirementReady Funds
Prospectus dated November 30, 2018

Similar information in the subsection Investments, risk and performance - Investments in the section Fund summaries, for each fund except Putnam Retirement Income Fund Lifestyle 1, is deleted in its entirety and replaced with the following:

The following table presents your fund’s approximate asset allocations as of September 30, 2019 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	2060	2055	2050	2045	2040	2035	2030	2025	2020	Lifestyle 1
Putnam Dynamic Asset
Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset
Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic
Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Government
Money Market Fund	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Fixed Income
Absolute Return Fund	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Putnam Multi-Asset
Absolute Return Fund	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Equity**	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
Fixed Income**	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Absolute Return**	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; assumptions that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Investment Management, LLC (Putnam Management) will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

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